Shareholder Report, Holdings (Details)	Aug. 31, 2026
Archer Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	37.47%
Archer Balanced Fund | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Archer Balanced Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Archer Balanced Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Archer Balanced Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Archer Balanced Fund | Federated Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Archer Balanced Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Archer Balanced Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Archer Balanced Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Archer Balanced Fund | Master Card [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Archer Balanced Fund | Eli Lillyand C O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Archer Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	69.97%
Archer Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.06%
Archer Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Archer Balanced Fund | Real Estate Investment Bonds Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Archer Balanced Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Archer Balanced Fund | Structured Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Archer Balanced Fund | U S Govt Agencies And Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Archer Balanced Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Archer Income Fund
Holdings [Line Items]
Percent of Net Asset Value	20.42%
Archer Income Fund | Federated Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Archer Income Fund | U S Govt Treasury 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Archer Income Fund | U S Govt Treasury 815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Archer Income Fund | Anheuser Busch [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Archer Income Fund | Lowes Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Archer Income Fund | G E Capital [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Archer Income Fund | Southwest Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Archer Income Fund | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Archer Income Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Archer Income Fund | U S Govt Treasury 93032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Archer Income Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	65.48%
Archer Income Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.86%
Archer Income Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Archer Income Fund | U S Govt Agencies And Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.21%
Archer Income Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Archer Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Archer Income Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.53%
Archer Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	36.48%
Archer Stock Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Archer Stock Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Archer Stock Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Archer Stock Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Archer Stock Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Archer Stock Fund | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Archer Stock Fund | M K S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Archer Stock Fund | Cloudfare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Archer Stock Fund | R T X [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Archer Stock Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Archer Stock Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Archer Stock Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
Archer Stock Fund | Comm Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Archer Stock Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.57%
Archer Stock Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Archer Stock Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Archer Stock Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Archer Stock Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.09%
Archer Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.71%
Archer Stock Fund | Real Estate Investment Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Archer Stock Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	31.47%
Archer Stock Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Archer Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	29.88%
Archer Dividend Growth Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Dividend Growth Fund | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Archer Dividend Growth Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Archer Dividend Growth Fund | Federated Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Archer Dividend Growth Fund | Gi Lead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Archer Dividend Growth Fund | Merckand Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Archer Dividend Growth Fund | Regions Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Archer Dividend Growth Fund | Citizens Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Archer Dividend Growth Fund | Cola Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Archer Dividend Growth Fund | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Archer Dividend Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Archer Dividend Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.85%
Archer Dividend Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
Archer Dividend Growth Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Archer Dividend Growth Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.05%
Archer Dividend Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Archer Dividend Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.53%
Archer Dividend Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
Archer Dividend Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
Archer Dividend Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.99%
Archer Dividend Growth Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	7.57%
Archer Focus Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Archer Focus Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Archer Focus Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Archer Focus Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Archer Focus Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Archer Focus Fund | Nvdia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Archer Focus Fund | Eli Lilly [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Archer Focus Fund | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
Archer Focus Fund | Visa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Archer Focus Fund | T J X Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Archer Focus Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Archer Focus Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%
Archer Focus Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Archer Focus Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.13%
Archer Focus Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Archer Focus Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Archer Focus Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Archer Focus Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Archer Focus Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Archer Focus Fund | Real Estate Investment Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Archer Focus Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.75%
Archer Focus Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Archer Multi Cap Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Archer Multi Cap Fund | Morgan Stantley [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Archer Multi Cap Fund | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Archer Multi Cap Fund | Twilio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Archer Multi Cap Fund | Illimina [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Archer Multi Cap Fund | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Archer Multi Cap Fund | Palantir Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Archer Multi Cap Fund | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Archer Multi Cap Fund | Brinker [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Archer Multi Cap Fund | A T I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Archer Multi Cap Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.92%
Archer Multi Cap Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.34%
Archer Multi Cap Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.21%
Archer Multi Cap Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.19%
Archer Multi Cap Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Archer Multi Cap Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.84%
Archer Multi Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Archer Multi Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.03%
Archer Multi Cap Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	27.55%
Archer Multi Cap Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Archer Multi Cap Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.65%
Archer Multi Cap Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%